Share based compensation (Details 3)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sharebased compensation
Opening Balance		37,232
Granted	41,036	6,154	43,386
Forfeited		(1,538)
Converted to Class B Common shares	(8,346)	(41,848)	(6,154)
Closing Balance	32,690		37,232